T. ROWE PRICE Retirement I 2040 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 6.9%
T. Rowe Price Funds:
New Income Fund  244,586 41,295 36,342 29,323,795 236,936
U.S. Treasury Long-Term Index
Fund  116,233 37,593 9,671 16,069,229 129,840
International Bond Fund (USD
Hedged)  90,450 18,181 14,962 10,445,317 83,458
Dynamic Global Bond Fund  72,652 13,252 17,202 7,142,823 60,571
High Yield Fund  46,310 6,189 16,952 6,233,213 35,280
Emerging Markets Bond Fund  15,497 11,348 1,653 2,852,667 24,333
Floating Rate Fund  – 14,501 418 1,564,630 14,316
Limited Duration Inflation
Focused Bond Fund  87,643 3,935 93,748 53,679 249
Total Bond Mutual Funds (Cost $702,423) 584,983
EQUITY MUTUAL FUNDS 90.2%
T. Rowe Price Funds:
Value Fund  1,507,777 209,163 295,734 32,818,249 1,261,205
Growth Stock Fund (2) 1,091,980 282,918 72,529 17,852,548 1,197,370
Equity Index 500 Fund  795,310 110,660 96,995 7,383,904 772,578
Overseas Stock Fund  594,542 125,735 36,803 57,703,062 662,431
International Value Equity Fund  640,580 41,668 103,828 39,108,182 574,890
International Stock Fund  531,422 62,929 42,139 31,780,967 549,493
U.S. Large-Cap Core Fund  158,638 257,582 12,653 13,017,619 384,280
Real Assets Fund  317,717 109,971 21,738 27,269,950 376,598
Mid-Cap Growth Fund  283,109 47,074 17,869 3,312,878 313,200
Mid-Cap Value Fund  303,979 42,704 29,021 9,507,835 290,845
U.S. Equity Research Fund  220,387 83,821 18,001 7,363,490 277,825
Emerging Markets Discovery
Stock Fund  228,015 52,709 15,655 20,031,820 249,596
Small-Cap Stock Fund  187,281 39,064 12,603 3,814,390 211,584
Emerging Markets Stock Fund  216,633 25,271 17,203 5,976,659 209,243
Small-Cap Value Fund  196,567 17,860 23,593 3,567,193 185,066
New Horizons Fund (2) 115,752 19,977 10,356 2,569,433 130,630
Total Equity Mutual Funds (Cost $7,681,662) 7,646,834
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,131 208,556 208,464 12,243 1,237
Total Other Mutual Funds (Cost $1,220) 1,237
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 174,232 467,008 406,452 234,787,628 234,788

T. ROWE PRICE Retirement I 2040 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 9,000,000 8,903
Total Short-Term Investments (Cost $243,694) 243,691
Total Investments in Securities 100.0%
(Cost $8,628,999) $ 8,476,745
Other Assets Less Liabilities (0.0)% (2,804)
Net Assets 100.0% $ 8,473,941
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2040 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 138 MSCI EAFE Index contracts 3/23 (14,122) $ 202
Short, 66 Russell 2000 E-Mini Index contracts 3/23 (6,267) (252)
Short, 110 S&P 500 E-Mini Index contracts 3/23 (21,865) 401
Net payments (receipts) of variation margin to date (172)
Variation margin receivable (payable) on open futures contracts $ 179

T. ROWE PRICE Retirement I 2040 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 6,797 $ (8,131) $ 1,682
Emerging Markets Bond Fund  (89) (859) 936
Emerging Markets Discovery Stock Fund  (510) (15,473) 8,747
Emerging Markets Stock Fund  (1,081) (15,458) 4,289
Equity Index 500 Fund  5,405 (36,397) 9,728
Floating Rate Fund  18 233 346
Growth Stock Fund  37,094 (104,999) —
High Yield Fund  (2,464) (267) 1,960
International Bond Fund (USD Hedged)  5,088 (10,211) 1,450
International Stock Fund  (656) (2,719) 8,549
International Value Equity Fund  (7,437) (3,530) 22,253
Limited Duration Inflation Focused Bond Fund  (3,206) 2,419 18
Mid-Cap Growth Fund  7,523 886 944
Mid-Cap Value Fund  31,766 (26,817) 4,541
New Horizons Fund  3,666 5,257 —
New Income Fund  (2,797) (12,603) 5,773
Overseas Stock Fund  2,671 (21,043) 20,090
Real Assets Fund  2,574 (29,352) 10,016
Small-Cap Stock Fund  8,086 (2,158) 1,602
Small-Cap Value Fund  6,074 (5,768) 2,093
Transition Fund  599 14 193
U.S. Equity Research Fund  557 (8,382) 3,489
U.S. Large-Cap Core Fund  15,556 (19,287) 3,204
U.S. Treasury Long-Term Index Fund  (1,425) (14,315) 2,858
Value Fund  85,421 (160,001) 25,846
U.S. Treasury Money Fund, 4.61% — — 5,496
Totals $ 199,230# $ (488,961) $ 146,103+
# Capital gain distributions from underlying Price funds represented $228,439 of the net realized gain (loss).
+ Investment income comprised $146,103 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2040 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2040 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2040 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2040 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 584,983 $ — $ — $ 584,983
Equity Mutual Funds 7,646,834 — — 7,646,834
Other Mutual Funds 1,237 — — 1,237
Short-Term Investments 234,788 8,903 — 243,691
Total Securities 8,467,842 8,903 — 8,476,745
Futures Contracts* 603 — — 603
Total $ 8,468,445 $ 8,903 $ — $ 8,477,348
Liabilities
Futures Contracts* $ 252 $ — $ — $ 252
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2040 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R417-054Q3 02/23